Underwriting, acquisition and insurance expenses - FY	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Underwriting, acquisition and insurance expenses [Abstract]
Underwriting, acquisition and insurance expenses
5.	Underwriting, acquisition and insurance expenses

Underwriting, acquisition and insurance expenses consist of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(in thousands)
Underwriting, acquisition and insurance expenses incurred:
Gross commissions	$6,839	$6,558	$19,913	$18,606
Ceding commissions	(6,473)	(11,616)	(17,099)	(32,513)
Other operating expenses	5,936	5,104	16,217	14,315
Total	$6,302	$46	$19,031	$408

Other operating expenses within underwriting, acquisition and insurance expenses include salaries, bonus and employee benefits expenses of $5.1 million and $4.2 million for the three months ended September 30, 2016 and 2015. Salaries, bonus and employee benefits expenses were $13.9 million and $11.8 million for the nine months ended September 30, 2016 and 2015.

5.	Underwriting, acquisition and insurance expenses

Underwriting, acquisition and insurance expenses consist of the following:

	Year Ended December 31,
	2015	2014	2013
	(in thousands)
Underwriting, acquisition and insurance expenses incurred:
Direct commissions	$25,241	$21,617	$15,001
Ceding commissions	(42,081)	(34,689)	(19,738)
Other expenses	19,649	14,523	11,631
Total	$2,809	$1,451	$6,894

Other expenses within underwriting, acquisition and insurance expenses include salaries, employee benefits and bonus expense of $15.5 million, $9.8 million and $7.9 million, for the years ended December 31, 2015, 2014 and 2013, respectively.